GENERAL BUSINESS (Details) (10-K)	9 Months Ended	12 Months Ended
	Sep. 30, 2013 Segment	Dec. 31, 2012 Segment
GENERAL BUSINESS [Abstract]
Number of reportable segments	3	3
Revenue from Human Food Products [Member] | USA Segment Revenues [Member]
Concentration Risk [Line Items]
Concentration risk, percentage (in hundredths)	55.00%	50.00%
Revenue from Animal Nutrition Products [Member] | USA Segment Revenues [Member]
Concentration Risk [Line Items]
Concentration risk, percentage (in hundredths)	45.00%	50.00%
DRB Products [Member] | Brazil Segment Revenue [Member]
Concentration Risk [Line Items]
Concentration risk, percentage (in hundredths)	60.00%	54.00%
RBO Products [Member] | Brazil Segment Revenue [Member]
Concentration Risk [Line Items]
Concentration risk, percentage (in hundredths)	40.00%	46.00%